Schedule of investments
Delaware Ivy International Small Cap Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.41%Δ
Argentina − 0.96%
Arcos Dorados Holdings Class A	42,331	$ 353,887
		353,887
Australia − 3.21%
HUB24 *	24,144	437,098
IPH	52,466	311,849
Pro Medicus *	11,661	438,731
		1,187,678
Austria − 1.06%
DO & CO †	2,069	196,228
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,230	196,899
		393,127
Brazil − 2.88%
3R PETROLEUM OLEO E GAS †	49,655	355,031
CSN Mineracao SA	266,907	206,256
Iguatemi	40,552	142,092
JHSF Participacoes	197,193	187,492
SLC Agricola	19,844	176,312
		1,067,183
Canada − 11.15%
Aritzia †	12,230	427,689
ATS †	33,427	1,039,101
Capital Power *	21,780	745,249
Enerplus	18,269	322,474
Granite Real Estate Investment Trust	5,084	259,382
Jamieson Wellness	14,014	363,184
Major Drilling Group International †	45,132	350,656
SunOpta †	37,742	317,211
Trisura Group *, †	9,015	301,543
		4,126,489
China − 3.11%
AK Medical Holdings	176,000	220,748
CIMC Enric Holdings	108,000	109,170
Dongyue Group	161,000	177,183
Lee & Man Paper Manufacturing	449,000	197,882
Sinotruk Hong Kong	139,000	193,752
Xtep International Holdings *	227,500	253,281
		1,152,016
Denmark − 2.04%
Jyske Bank †	11,610	754,246
		754,246
Finland − 0.80%
Valmet	11,050	297,604
		297,604
	Number of shares	Value (US $)
Common StocksΔ (continued)
France − 3.00%
IPSOS	7,967	$ 498,904
Rothschild & Co.	6,776	270,913
SOITEC †	2,078	339,999
		1,109,816
Germany − 1.84%
Befesa	2,200	106,116
HUGO BOSS	7,095	411,336
K+S	8,352	164,280
		681,732
India − 5.03%
Affle India †	11,752	153,807
Federal Bank	270,307	454,324
Varun Beverages	64,345	1,028,641
Voltas	23,113	223,461
		1,860,233
Indonesia − 0.70%
AKR Corporindo	2,886,800	259,613
		259,613
Ireland − 0.83%
Glenveagh Properties †	340,611	308,458
		308,458
Israel − 1.10%
Inmode †	11,360	405,552
		405,552
Italy − 3.55%
Azimut Holding	14,226	318,727
Brunello Cucinelli	5,592	413,629
Reply	3,270	374,540
Tinexta	8,487	207,136
		1,314,032
Japan − 27.21%
Amvis Holdings	31,700	806,751
Asics	39,300	872,601
BayCurrent Consulting	14,100	442,102
dip	14,400	415,849
DMG Mori *	35,600	476,059
Fujimi	12,600	600,046
Fukuoka Financial Group	37,300	854,057
Goldwin	5,600	407,498
IHI	24,100	706,069
Insource *	41,000	485,789
Katitas	13,700	315,255
Kissei Pharmaceutical	9,500	186,757
Mebuki Financial Group	322,500	820,748
Mitsui High-Tec *	2,500	116,771
SHO-BOND Holdings	11,600	496,739
SMS	18,500	472,931
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Schedule of investments
Delaware Ivy International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
TechnoPro Holdings	30,200	$ 811,148
Toho Titanium	28,100	597,371
Tokyo Seimitsu	5,700	185,454
		10,069,995
Malaysia − 0.19%
Alliance Bank Malaysia	85,900	71,567
		71,567
Mexico − 3.67%
Banco del Bajio	111,101	349,954
Corp Inmobiliaria Vesta SAB de CV	153,041	362,683
Grupo Aeroportuario del Centro Norte	83,887	644,957
		1,357,594
Netherlands − 0.49%
Just Eat Takeaway.com †	8,638	182,619
		182,619
Norway − 3.68%
Aker Solutions	82,178	313,721
Golar LNG †	10,284	234,372
Subsea 7	35,032	404,251
TOMRA Systems	24,306	410,856
		1,363,200
Republic of Korea − 3.03%
CJ CheilJedang	843	253,584
Hite Jinro	9,370	190,153
Hotel Shilla	4,184	276,341
LEENO Industrial	1,863	230,211
Samyang Foods	1,726	172,881
		1,123,170
South Africa − 2.58%
African Rainbow Minerals	4,774	80,919
Clicks Group	17,312	275,178
Motus Holdings	47,625	310,227
Transaction Capital	147,186	286,727
		953,051
Spain − 1.97%
Banco de Sabadell	456,680	430,582
Melia Hotels International †	60,658	297,256
		727,838
Sweden − 1.79%
Catena	8,787	327,233
Fortnox	73,955	335,159
		662,392
Taiwan − 1.84%
Lotes	17,000	456,866
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Wafer Works	168,000	$ 223,012
		679,878
Thailand − 0.68%
Land & Houses	877,800	250,909
		250,909
United Kingdom − 7.84%
Beazley	54,599	448,521
Dechra Pharmaceuticals	4,410	139,578
Diploma	5,626	188,811
Future	5,102	78,149
Grafton Group	11,346	108,170
Inchcape	49,110	486,847
Keywords Studios	20,776	684,191
Pagegroup	39,731	221,527
RS GROUP	50,404	545,681
		2,901,475
United States − 1.18%
Noble †	11,681	438,029
		438,029
Total Common Stocks (cost $36,148,703)		36,053,383

Preferred Stock – 0.76%
Brazil − 0.76%
Metalurgica Gerdau SA 8.06% ω	114,685	281,730
Total Preferred Stock (cost $300,568)		281,730

Short-Term Investments – 1.84%
Money Market Mutual Funds – 1.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	169,853	169,853
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	169,854	169,854
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	169,853	169,853

2    NQ-IV013 [12/22] 2/23 (2745493)

(Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	169,854	$ 169,854
Total Short-Term Investments (cost $679,414)		679,414
Total Value of Securities Before Securities Lending Collateral−100.01% (cost $37,128,685)		37,014,527

Securities Lending Collateral – 0.96%
Money Market Mutual Fund − 0.96%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	357,183	357,183
Total Securities Lending Collateral (cost $357,183)		357,183
Total Value of Securities−100.97% (cost $37,485,868)		37,371,710■

Obligation to Return Securities Lending Collateral — 0.97%	357,183
Liabilities Net of Receivables and Other Assets — (0.01%)	(2,667)
Net Assets Applicable to 4,202,307 Shares Outstanding — 100.00%	$37,011,860
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
■	Includes $1,932,721 of securities loaned for which the counterparty pledged additional cash and non-cash collateral valued at $357,183 and $1,750,895 respectively.

Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(7,398)	USD	7,869	1/3/23	$(52)
BNYM	JPY	(33,973,626)	USD	253,987	1/4/23	(5,055)
BNYM	ZAR	244,436	USD	(14,463)	1/4/23	(83)
BNYM	ZAR	1,134,413	USD	(67,081)	1/5/23	(445)
Total Foreign Currency Exchange Contracts						$(5,635)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar
NQ-IV013 [12/22] 2/23 (2745493)    3

Schedule of investments
Delaware Ivy International Small Cap Fund   (Unaudited)
Summary of currencies: (continued)
ZAR – South African Rand
4    NQ-IV013 [12/22] 2/23 (2745493)